Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Empower Lifetime 2015 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2015 Fund
Class Name	Institutional Class
Trading Symbol	MXNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2015 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Institutional Class/MXNYX)	$ 43	0.42% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%	[1]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).
Expenses Excluding Extraordinary Expenses, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 6.82%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 7.29% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to

U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.

Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2015 Fund (Institutional Class/MXNYX)	6.82%	4.78%	5.16%
MSCI ACWI Index	17.49%	10.06%	8.98%
Morningstar Lifetime Moderate 2015	7.29%	4.13%	4.79%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 460,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 460M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Inflation-Protected Securities Fund Institutional Class	13.45%
Empower of America Contract	13.43%
Empower Bond Index Fund Institutional Class	10.24%
Empower S&P 500 ® Index Fund Institutional Class	7.84%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Global Bond Fund Institutional Class	5.45%
Empower Core Bond Fund Institutional Class	5.03%
Empower International Index Fund Institutional Class	4.15%
Empower Large Cap Value Fund Institutional Class	4.10%
Empower Multi-Sector Bond Fund Institutional Class	4.08%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Inflation-Protected Securities Fund Institutional Class	13.45%
Empower of America Contract	13.43%
Empower Bond Index Fund Institutional Class	10.24%
Empower S&P 500 ® Index Fund Institutional Class	7.84%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Global Bond Fund Institutional Class	5.45%
Empower Core Bond Fund Institutional Class	5.03%
Empower International Index Fund Institutional Class	4.15%
Empower Large Cap Value Fund Institutional Class	4.10%
Empower Multi-Sector Bond Fund Institutional Class	4.08%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2015 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2015 Fund
Class Name	Investor Class
Trading Symbol	MXLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2015 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Investor Class/MXLYX)	$ 79	0.77% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%	[1]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).
Expenses Excluding Extraordinary Expenses, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 6.43%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 7.29% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the

U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.

The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2015 Fund (Investor Class/MXLYX)	6.43%	4.40%	4.87%
MSCI ACWI Index	17.49%	10.06%	9.23%
Morningstar Lifetime Moderate 2015	7.29%	4.13%	4.88%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 460,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 460M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Inflation-Protected Securities Fund Institutional Class	13.45%
Empower of America Contract	13.43%
Empower Bond Index Fund Institutional Class	10.24%
Empower S&P 500 ® Index Fund Institutional Class	7.84%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Global Bond Fund Institutional Class	5.45%
Empower Core Bond Fund Institutional Class	5.03%
Empower International Index Fund Institutional Class	4.15%
Empower Large Cap Value Fund Institutional Class	4.10%
Empower Multi-Sector Bond Fund Institutional Class	4.08%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Inflation-Protected Securities Fund Institutional Class	13.45%
Empower of America Contract	13.43%
Empower Bond Index Fund Institutional Class	10.24%
Empower S&P 500 ® Index Fund Institutional Class	7.84%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Global Bond Fund Institutional Class	5.45%
Empower Core Bond Fund Institutional Class	5.03%
Empower International Index Fund Institutional Class	4.15%
Empower Large Cap Value Fund Institutional Class	4.10%
Empower Multi-Sector Bond Fund Institutional Class	4.08%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2015 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2015 Fund
Class Name	Service Class
Trading Symbol	MXLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2015 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Service Class/MXLZX)	$ 90	0.87% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%	[1]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).
Expenses Excluding Extraordinary Expenses, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 6.39%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 7.29% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the

U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.

The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2015 Fund (Service Class/MXLZX)	6.39%	4.33%	4.78%
MSCI ACWI Index	17.49%	10.06%	9.23%
Morningstar Lifetime Moderate 2015	7.29%	4.13%	4.88%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 460,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 460M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Inflation-Protected Securities Fund Institutional Class	13.45%
Empower of America Contract	13.43%
Empower Bond Index Fund Institutional Class	10.24%
Empower S&P 500 ® Index Fund Institutional Class	7.84%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Global Bond Fund Institutional Class	5.45%
Empower Core Bond Fund Institutional Class	5.03%
Empower International Index Fund Institutional Class	4.15%
Empower Large Cap Value Fund Institutional Class	4.10%
Empower Multi-Sector Bond Fund Institutional Class	4.08%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Inflation-Protected Securities Fund Institutional Class	13.45%
Empower of America Contract	13.43%
Empower Bond Index Fund Institutional Class	10.24%
Empower S&P 500 ® Index Fund Institutional Class	7.84%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Global Bond Fund Institutional Class	5.45%
Empower Core Bond Fund Institutional Class	5.03%
Empower International Index Fund Institutional Class	4.15%
Empower Large Cap Value Fund Institutional Class	4.10%
Empower Multi-Sector Bond Fund Institutional Class	4.08%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2020 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2020 Fund
Class Name	Institutional Class
Trading Symbol	MXAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2020 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Institutional Class/MXAKX)	$ 46	0.44% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%	[2]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).
Expenses Excluding Extraordinary Expenses, Percent	0.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 7.28%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 7.50% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2020 Fund (Institutional Class/MXAKX)	7.28%	5.02%	6.21%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2020	7.50%	4.24%	5.71%
(a)
Inception date was April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 422,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 422M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	11.14%
Empower Bond Index Fund Institutional Class	11.00%
Empower Inflation-Protected Securities Fund Institutional Class	10.75%
Empower S&P 500 ® Index Fund Institutional Class	8.49%
Empower Global Bond Fund Institutional Class	5.47%
Empower Core Bond Fund Institutional Class	5.41%
Empower Short Duration Bond Fund Institutional Class	4.78%
Empower International Index Fund Institutional Class	4.78%
Empower Large Cap Value Fund Institutional Class	4.44%
Empower Multi-Sector Bond Fund Institutional Class	4.38%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	11.14%
Empower Bond Index Fund Institutional Class	11.00%
Empower Inflation-Protected Securities Fund Institutional Class	10.75%
Empower S&P 500 ® Index Fund Institutional Class	8.49%
Empower Global Bond Fund Institutional Class	5.47%
Empower Core Bond Fund Institutional Class	5.41%
Empower Short Duration Bond Fund Institutional Class	4.78%
Empower International Index Fund Institutional Class	4.78%
Empower Large Cap Value Fund Institutional Class	4.44%
Empower Multi-Sector Bond Fund Institutional Class	4.38%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2020 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2020 Fund
Class Name	Investor Class
Trading Symbol	MXAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2020 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Investor Class/MXAGX)	$ 82	0.79% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%	[2]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).
Expenses Excluding Extraordinary Expenses, Percent	0.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 6.95%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 7.50% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2020 Fund (Investor Class/MXAGX)	6.95%	4.65%	5.85%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2020	7.50%	4.24%	5.71%
(a)
Inception date was April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 422,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 422M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	11.14%
Empower Bond Index Fund Institutional Class	11.00%
Empower Inflation-Protected Securities Fund Institutional Class	10.75%
Empower S&P 500 ® Index Fund Institutional Class	8.49%
Empower Global Bond Fund Institutional Class	5.47%
Empower Core Bond Fund Institutional Class	5.41%
Empower Short Duration Bond Fund Institutional Class	4.78%
Empower International Index Fund Institutional Class	4.78%
Empower Large Cap Value Fund Institutional Class	4.44%
Empower Multi-Sector Bond Fund Institutional Class	4.38%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	11.14%
Empower Bond Index Fund Institutional Class	11.00%
Empower Inflation-Protected Securities Fund Institutional Class	10.75%
Empower S&P 500 ® Index Fund Institutional Class	8.49%
Empower Global Bond Fund Institutional Class	5.47%
Empower Core Bond Fund Institutional Class	5.41%
Empower Short Duration Bond Fund Institutional Class	4.78%
Empower International Index Fund Institutional Class	4.78%
Empower Large Cap Value Fund Institutional Class	4.44%
Empower Multi-Sector Bond Fund Institutional Class	4.38%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2020 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2020 Fund
Class Name	Service Class
Trading Symbol	MXAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2020 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Service Class/MXAHX)	$ 92	0.89% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%	[2]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).
Expenses Excluding Extraordinary Expenses, Percent	0.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 6.76%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 7.50% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2020 Fund (Service Class/MXAHX)	6.76%	4.56%	5.75%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2020	7.50%	4.24%	5.71%
(a)
Inception date was April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 422,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 422M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	11.14%
Empower Bond Index Fund Institutional Class	11.00%
Empower Inflation-Protected Securities Fund Institutional Class	10.75%
Empower S&P 500 ® Index Fund Institutional Class	8.49%
Empower Global Bond Fund Institutional Class	5.47%
Empower Core Bond Fund Institutional Class	5.41%
Empower Short Duration Bond Fund Institutional Class	4.78%
Empower International Index Fund Institutional Class	4.78%
Empower Large Cap Value Fund Institutional Class	4.44%
Empower Multi-Sector Bond Fund Institutional Class	4.38%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	11.14%
Empower Bond Index Fund Institutional Class	11.00%
Empower Inflation-Protected Securities Fund Institutional Class	10.75%
Empower S&P 500 ® Index Fund Institutional Class	8.49%
Empower Global Bond Fund Institutional Class	5.47%
Empower Core Bond Fund Institutional Class	5.41%
Empower Short Duration Bond Fund Institutional Class	4.78%
Empower International Index Fund Institutional Class	4.78%
Empower Large Cap Value Fund Institutional Class	4.44%
Empower Multi-Sector Bond Fund Institutional Class	4.38%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2025 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2025 Fund
Class Name	Institutional Class
Trading Symbol	MXQBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2025 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Institutional Class/MXQBX)	$ 49	0.47% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%	[3]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).
Expenses Excluding Extraordinary Expenses, Percent	0.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 7.83%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 7.97% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the

U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to

U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2025 Fund (Institutional Class/MXQBX)	7.83%	5.45%	5.90%
MSCI ACWI Index	17.49%	10.06%	8.98%
Morningstar Lifetime Moderate 2025	7.97%	4.55%	5.47%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,367,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,367M
Total number of portfolio holdings	27
Total advisory fee paid	$ 1.6M
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	11.18%
Empower S&P 500 ® Index Fund Institutional Class	9.37%
Empower of America Contract	8.78%
Empower Inflation-Protected Securities Fund Institutional Class	8.13%
Empower International Index Fund Institutional Class	5.61%
Empower Core Bond Fund Institutional Class	5.51%
Empower Global Bond Fund Institutional Class	5.29%
Empower Large Cap Value Fund Institutional Class	4.91%
Empower Multi-Sector Bond Fund Institutional Class	4.46%
Empower Large Cap Growth Fund Institutional Class	4.46%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Bond Index Fund Institutional Class	11.18%
Empower S&P 500 ® Index Fund Institutional Class	9.37%
Empower of America Contract	8.78%
Empower Inflation-Protected Securities Fund Institutional Class	8.13%
Empower International Index Fund Institutional Class	5.61%
Empower Core Bond Fund Institutional Class	5.51%
Empower Global Bond Fund Institutional Class	5.29%
Empower Large Cap Value Fund Institutional Class	4.91%
Empower Multi-Sector Bond Fund Institutional Class	4.46%
Empower Large Cap Growth Fund Institutional Class	4.46%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2025 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2025 Fund
Class Name	Investor Class
Trading Symbol	MXELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2025 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Investor Class/MXELX)	$ 85	0.82% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%	[3]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).
Expenses Excluding Extraordinary Expenses, Percent	0.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 7.33%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 7.97% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the

U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.

The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2025 Fund (Investor Class/MXELX)	7.33%	5.06%	5.65%
MSCI ACWI Index	17.49%	10.06%	9.23%
Morningstar Lifetime Moderate 2025	7.97%	4.55%	5.60%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,367,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,367M
Total number of portfolio holdings	27
Total advisory fee paid	$ 1.6M
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	11.18%
Empower S&P 500 ® Index Fund Institutional Class	9.37%
Empower of America Contract	8.78%
Empower Inflation-Protected Securities Fund Institutional Class	8.13%
Empower International Index Fund Institutional Class	5.61%
Empower Core Bond Fund Institutional Class	5.51%
Empower Global Bond Fund Institutional Class	5.29%
Empower Large Cap Value Fund Institutional Class	4.91%
Empower Multi-Sector Bond Fund Institutional Class	4.46%
Empower Large Cap Growth Fund Institutional Class	4.46%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Bond Index Fund Institutional Class	11.18%
Empower S&P 500 ® Index Fund Institutional Class	9.37%
Empower of America Contract	8.78%
Empower Inflation-Protected Securities Fund Institutional Class	8.13%
Empower International Index Fund Institutional Class	5.61%
Empower Core Bond Fund Institutional Class	5.51%
Empower Global Bond Fund Institutional Class	5.29%
Empower Large Cap Value Fund Institutional Class	4.91%
Empower Multi-Sector Bond Fund Institutional Class	4.46%
Empower Large Cap Growth Fund Institutional Class	4.46%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2025 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2025 Fund
Class Name	Service Class
Trading Symbol	MXFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2025 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Service Class/MXFLX)	$ 95	0.92% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%	[3]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).
Expenses Excluding Extraordinary Expenses, Percent	0.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 7.34%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 7.97% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2025 Fund (Service Class/MXFLX)	7.34%	4.97%	5.55%
MSCI ACWI Index	17.49%	10.06%	9.23%
Morningstar Lifetime Moderate 2025	7.97%	4.55%	5.60%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,367,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,367M
Total number of portfolio holdings	27
Total advisory fee paid	$ 1.6M
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	11.18%
Empower S&P 500 ® Index Fund Institutional Class	9.37%
Empower of America Contract	8.78%
Empower Inflation-Protected Securities Fund Institutional Class	8.13%
Empower International Index Fund Institutional Class	5.61%
Empower Core Bond Fund Institutional Class	5.51%
Empower Global Bond Fund Institutional Class	5.29%
Empower Large Cap Value Fund Institutional Class	4.91%
Empower Multi-Sector Bond Fund Institutional Class	4.46%
Empower Large Cap Growth Fund Institutional Class	4.46%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Bond Index Fund Institutional Class	11.18%
Empower S&P 500 ® Index Fund Institutional Class	9.37%
Empower of America Contract	8.78%
Empower Inflation-Protected Securities Fund Institutional Class	8.13%
Empower International Index Fund Institutional Class	5.61%
Empower Core Bond Fund Institutional Class	5.51%
Empower Global Bond Fund Institutional Class	5.29%
Empower Large Cap Value Fund Institutional Class	4.91%
Empower Multi-Sector Bond Fund Institutional Class	4.46%
Empower Large Cap Growth Fund Institutional Class	4.46%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2030 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2030 Fund
Class Name	Institutional Class
Trading Symbol	MXAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2030 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Institutional Class/MXAYX)	$ 51	0.49% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%	[4]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).
Expenses Excluding Extraordinary Expenses, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 8.54%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 8.83% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2030 Fund (Institutional Class/MXAYX)	8.54%	5.94%	7.45%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2030	8.83%	5.15%	6.97%
(a)
Inception date was April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 763,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 800,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 763M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	10.57%
Empower Bond Index Fund Institutional Class	10.56%
Empower International Index Fund Institutional Class	6.72%
Empower of America Contract	6.41%
Empower Inflation-Protected Securities Fund Institutional Class	5.59%
Empower Large Cap Value Fund Institutional Class	5.55%
Empower Core Bond Fund Institutional Class	5.19%
Empower Large Cap Growth Fund Institutional Class	5.05%
Empower Global Bond Fund Institutional Class	4.80%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	4.55%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	10.57%
Empower Bond Index Fund Institutional Class	10.56%
Empower International Index Fund Institutional Class	6.72%
Empower of America Contract	6.41%
Empower Inflation-Protected Securities Fund Institutional Class	5.59%
Empower Large Cap Value Fund Institutional Class	5.55%
Empower Core Bond Fund Institutional Class	5.19%
Empower Large Cap Growth Fund Institutional Class	5.05%
Empower Global Bond Fund Institutional Class	4.80%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	4.55%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2030 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2030 Fund
Class Name	Investor Class
Trading Symbol	MXATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2030 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Investor Class/MXATX)	$ 87	0.84% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%	[4]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).
Expenses Excluding Extraordinary Expenses, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 8.06%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 8.83% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2030 Fund (Investor Class/MXATX)	8.06%	5.57%	7.06%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2030	8.83%	5.15%	6.97%
(a)
Inception date was April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 763,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 800,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 763M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	10.57%
Empower Bond Index Fund Institutional Class	10.56%
Empower International Index Fund Institutional Class	6.72%
Empower of America Contract	6.41%
Empower Inflation-Protected Securities Fund Institutional Class	5.59%
Empower Large Cap Value Fund Institutional Class	5.55%
Empower Core Bond Fund Institutional Class	5.19%
Empower Large Cap Growth Fund Institutional Class	5.05%
Empower Global Bond Fund Institutional Class	4.80%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	4.55%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	10.57%
Empower Bond Index Fund Institutional Class	10.56%
Empower International Index Fund Institutional Class	6.72%
Empower of America Contract	6.41%
Empower Inflation-Protected Securities Fund Institutional Class	5.59%
Empower Large Cap Value Fund Institutional Class	5.55%
Empower Core Bond Fund Institutional Class	5.19%
Empower Large Cap Growth Fund Institutional Class	5.05%
Empower Global Bond Fund Institutional Class	4.80%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	4.55%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2030 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2030 Fund
Class Name	Service Class
Trading Symbol	MXAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2030 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Service Class/MXAUX)	$ 98	0.94% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%	[4]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).
Expenses Excluding Extraordinary Expenses, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 7.98%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 8.83% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2030 Fund (Service Class/MXAUX)	7.98%	5.47%	6.98%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2030	8.83%	5.15%	6.97%
(a)
Inception date was April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 763,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 800,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 763M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	10.57%
Empower Bond Index Fund Institutional Class	10.56%
Empower International Index Fund Institutional Class	6.72%
Empower of America Contract	6.41%
Empower Inflation-Protected Securities Fund Institutional Class	5.59%
Empower Large Cap Value Fund Institutional Class	5.55%
Empower Core Bond Fund Institutional Class	5.19%
Empower Large Cap Growth Fund Institutional Class	5.05%
Empower Global Bond Fund Institutional Class	4.80%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	4.55%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	10.57%
Empower Bond Index Fund Institutional Class	10.56%
Empower International Index Fund Institutional Class	6.72%
Empower of America Contract	6.41%
Empower Inflation-Protected Securities Fund Institutional Class	5.59%
Empower Large Cap Value Fund Institutional Class	5.55%
Empower Core Bond Fund Institutional Class	5.19%
Empower Large Cap Growth Fund Institutional Class	5.05%
Empower Global Bond Fund Institutional Class	4.80%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	4.55%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2035 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2035 Fund
Class Name	Institutional Class
Trading Symbol	MXTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2035 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Institutional Class/MXTBX)	$ 54	0.52% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%	[5]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).
Expenses Excluding Extraordinary Expenses, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 9.54%, as compared
to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 10.18% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth
were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund, Empower International Growth Fund, Empower Emerging Markets Equity Fund, Empower Large Cap Value Fund, and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2035 Fund (Institutional Class/MXTBX)	9.54%	6.68%	7.09%
MSCI ACWI Index	17.49%	10.06%	8.98%
Morningstar Lifetime Moderate 2035	10.18%	6.04%	6.76%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,545,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,545M
Total number of portfolio holdings	27
Total advisory fee paid	$ 1.7M
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	12.23%
Empower Bond Index Fund Institutional Class	8.80%
Empower International Index Fund Institutional Class	8.21%
Empower Large Cap Value Fund Institutional Class	6.40%
Empower Large Cap Growth Fund Institutional Class	5.82%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	5.24%
Empower International Value Fund Institutional Class	4.38%
Empower Core Bond Fund Institutional Class	4.32%
Empower of America Contract	4.11%
Empower Global Bond Fund Institutional Class	3.87%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	12.23%
Empower Bond Index Fund Institutional Class	8.80%
Empower International Index Fund Institutional Class	8.21%
Empower Large Cap Value Fund Institutional Class	6.40%
Empower Large Cap Growth Fund Institutional Class	5.82%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	5.24%
Empower International Value Fund Institutional Class	4.38%
Empower Core Bond Fund Institutional Class	4.32%
Empower of America Contract	4.11%
Empower Global Bond Fund Institutional Class	3.87%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2035 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2035 Fund
Class Name	Investor Class
Trading Symbol	MXKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2035 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Investor Class/MXKLX)	$ 91	0.87% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%	[5]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).
Expenses Excluding Extraordinary Expenses, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 9.19%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 10.18% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund, Empower International Growth Fund, Empower Emerging Markets Equity Fund, Empower Large Cap Value Fund, and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2035 Fund (Investor Class/MXKLX)	9.19%	6.26%	6.83%
MSCI ACWI Index	17.49%	10.06%	9.23%
Morningstar Lifetime Moderate 2035	10.18%	6.04%	6.93%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,545,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,545M
Total number of portfolio holdings	27
Total advisory fee paid	$ 1.7M
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
, representing percentage of the total investments

of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	12.23%
Empower Bond Index Fund Institutional Class	8.80%
Empower International Index Fund Institutional Class	8.21%
Empower Large Cap Value Fund Institutional Class	6.40%
Empower Large Cap Growth Fund Institutional Class	5.82%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	5.24%
Empower International Value Fund Institutional Class	4.38%
Empower Core Bond Fund Institutional Class	4.32%
Empower of America Contract	4.11%
Empower Global Bond Fund Institutional Class	3.87%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	12.23%
Empower Bond Index Fund Institutional Class	8.80%
Empower International Index Fund Institutional Class	8.21%
Empower Large Cap Value Fund Institutional Class	6.40%
Empower Large Cap Growth Fund Institutional Class	5.82%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	5.24%
Empower International Value Fund Institutional Class	4.38%
Empower Core Bond Fund Institutional Class	4.32%
Empower of America Contract	4.11%
Empower Global Bond Fund Institutional Class	3.87%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2035 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2035 Fund
Class Name	Service Class
Trading Symbol	MXLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2035 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Service Class/MXLLX)	$ 101	0.97% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%	[5]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).
Expenses Excluding Extraordinary Expenses, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 9.06%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 10.18% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund, Empower International Growth Fund, Empower Emerging Markets Equity Fund, Empower Large Cap Value Fund, and
Empower
Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2035 Fund (Service Class/MXLLX)	9.06%	6.18%	6.73%
MSCI ACWI Index	17.49%	10.06%	9.23%
Morningstar Lifetime Moderate 2035	10.18%	6.04%	6.93%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,545,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,545M
Total number of portfolio holdings	27
Total advisory fee paid	$ 1.7M
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing perc
e
ntage of the
to
tal investments

of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	12.23%
Empower Bond Index Fund Institutional Class	8.80%
Empower International Index Fund Institutional Class	8.21%
Empower Large Cap Value Fund Institutional Class	6.40%
Empower Large Cap Growth Fund Institutional Class	5.82%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	5.24%
Empower International Value Fund Institutional Class	4.38%
Empower Core Bond Fund Institutional Class	4.32%
Empower of America Contract	4.11%
Empower Global Bond Fund Institutional Class	3.87%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	12.23%
Empower Bond Index Fund Institutional Class	8.80%
Empower International Index Fund Institutional Class	8.21%
Empower Large Cap Value Fund Institutional Class	6.40%
Empower Large Cap Growth Fund Institutional Class	5.82%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	5.24%
Empower International Value Fund Institutional Class	4.38%
Empower Core Bond Fund Institutional Class	4.32%
Empower of America Contract	4.11%
Empower Global Bond Fund Institutional Class	3.87%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2040 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2040 Fund
Class Name	Institutional Class
Trading Symbol	MXBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2040 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund
Expenses
for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Institutional Class/MXBGX)	$ 56	0.53% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%	[6]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).
Expenses Excluding Extraordinary Expenses, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion
of
Fund Performance
For the 12-month reporting period ended December 31, 2024, the
Fund
returned
10.51
%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 11.70% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund, Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2040 Fund (Institutional Class/MXBGX)	10.51%	7.26%	8.79%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2040	11.70%	6.98%	8.63%
(a)
Inception date was April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 592,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay
attention to.
Fund net assets	$ 592M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	13.81%
Empower International Index Fund Institutional Class	9.82%
Empower Large Cap Value Fund Institutional Class	7.22%
Empower Large Cap Growth Fund Institutional Class	6.58%
Empower Bond Index Fund Institutional Class	6.36%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	5.92%
Empower International Value Fund Institutional Class	5.23%
Empower International Growth Fund Institutional Class	4.58%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	4.08%
Empower Emerging Markets Equity Fund Institutional Class	3.93%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	13.81%
Empower International Index Fund Institutional Class	9.82%
Empower Large Cap Value Fund Institutional Class	7.22%
Empower Large Cap Growth Fund Institutional Class	6.58%
Empower Bond Index Fund Institutional Class	6.36%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	5.92%
Empower International Value Fund Institutional Class	5.23%
Empower International Growth Fund Institutional Class	4.58%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	4.08%
Empower Emerging Markets Equity Fund Institutional Class	3.93%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2040 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2040 Fund
Class Name	Investor Class
Trading Symbol	MXBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2040 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Investor Class/MXBDX)	$ 92	0.88% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%	[6]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).
Expenses Excluding Extraordinary Expenses, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 10.19%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 11.70% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund, Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2040 Fund (Investor Class/MXBDX)	10.19%	6.89%	8.42%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2040	11.70%	6.98%	8.63%
(a)
Inception date was April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 592,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 592M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	13.81%
Empower International Index Fund Institutional Class	9.82%
Empower Large Cap Value Fund Institutional Class	7.22%
Empower Large Cap Growth Fund Institutional Class	6.58%
Empower Bond Index Fund Institutional Class	6.36%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	5.92%
Empower International Value Fund Institutional Class	5.23%
Empower International Growth Fund Institutional Class	4.58%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	4.08%
Empower Emerging Markets Equity Fund Institutional Class	3.93%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	13.81%
Empower International Index Fund Institutional Class	9.82%
Empower Large Cap Value Fund Institutional Class	7.22%
Empower Large Cap Growth Fund Institutional Class	6.58%
Empower Bond Index Fund Institutional Class	6.36%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	5.92%
Empower International Value Fund Institutional Class	5.23%
Empower International Growth Fund Institutional Class	4.58%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	4.08%
Empower Emerging Markets Equity Fund Institutional Class	3.93%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period .
Empower Lifetime 2040 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2040 Fund
Class Name	Service Class
Trading Symbol	MXBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2040 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000
investment
)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Service Class/MXBEX)	$ 103	0.98% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.98%	[6]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).
Expenses Excluding Extraordinary Expenses, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 10.06%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 11.70% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the

U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.

The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund, Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2040 Fund (Service Class/MXBEX)	10.06%	6.78%	8.30%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2040	11.70%	6.98%	8.63%
(a)
Inception date was April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 592,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 592M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total
investments

of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	13.81%
Empower International Index Fund Institutional Class	9.82%
Empower Large Cap Value Fund Institutional Class	7.22%
Empower Large Cap Growth Fund Institutional Class	6.58%
Empower Bond Index Fund Institutional Class	6.36%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	5.92%
Empower International Value Fund Institutional Class	5.23%
Empower International Growth Fund Institutional Class	4.58%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	4.08%
Empower Emerging Markets Equity Fund Institutional Class	3.93%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	13.81%
Empower International Index Fund Institutional Class	9.82%
Empower Large Cap Value Fund Institutional Class	7.22%
Empower Large Cap Growth Fund Institutional Class	6.58%
Empower Bond Index Fund Institutional Class	6.36%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	5.92%
Empower International Value Fund Institutional Class	5.23%
Empower International Growth Fund Institutional Class	4.58%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	4.08%
Empower Emerging Markets Equity Fund Institutional Class	3.93%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during th e reporting period.
Empower Lifetime 2045 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2045 Fund
Class Name	Institutional Class
Trading Symbol	MXWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2045 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Institutional Class/MXWEX)	$ 59	0.56% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%	[7]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
Expenses Excluding Extraordinary Expenses, Percent	0.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 11.17%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 12.86% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to

U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.

Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2045 Fund (Institutional Class/MXWEX)	11.17%	7.67%	7.83%
MSCI ACWI Index	17.49%	10.06%	8.98%
Morningstar Lifetime Moderate 2045	12.86%	7.63%	7.76%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,134,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,134M
Total number of portfolio holdings	27
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.81%
Empower International Index Fund Institutional Class	11.16%
Empower Large Cap Value Fund Institutional Class	7.76%
Empower Large Cap Growth Fund Institutional Class	7.06%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.36%
Empower International Value Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.20%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	4.73%
Empower Emerging Markets Equity Fund Institutional Class	4.58%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.57%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.81%
Empower International Index Fund Institutional Class	11.16%
Empower Large Cap Value Fund Institutional Class	7.76%
Empower Large Cap Growth Fund Institutional Class	7.06%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.36%
Empower International Value Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.20%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	4.73%
Empower Emerging Markets Equity Fund Institutional Class	4.58%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.57%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2045 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2045 Fund
Class Name	Investor Class
Trading Symbol	MXQLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2045 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Investor Class/MXQLX)	$ 96	0.91% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%	[7]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
Expenses Excluding Extraordinary Expenses, Percent	0.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 10.82%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 12.86% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to

U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.

Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2045 Fund (Investor Class/MXQLX)	10.82%	7.29%	7.59%
MSCI ACWI Index	17.49%	10.06%	9.23%
Morningstar Lifetime Moderate 2045	12.86%	7.63%	7.94%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,134,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,134M
Total number of portfolio holdings	27
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.81%
Empower International Index Fund Institutional Class	11.16%
Empower Large Cap Value Fund Institutional Class	7.76%
Empower Large Cap Growth Fund Institutional Class	7.06%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.36%
Empower International Value Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.20%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	4.73%
Empower Emerging Markets Equity Fund Institutional Class	4.58%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.57%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.81%
Empower International Index Fund Institutional Class	11.16%
Empower Large Cap Value Fund Institutional Class	7.76%
Empower Large Cap Growth Fund Institutional Class	7.06%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.36%
Empower International Value Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.20%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	4.73%
Empower Emerging Markets Equity Fund Institutional Class	4.58%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.57%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2045 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2045 Fund
Class Name	Service Class
Trading Symbol	MXRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2045 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Service Class/MXRLX)	$ 106	1.01% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%	[7]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
Expenses Excluding Extraordinary Expenses, Percent	0.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 10.75%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 12.86% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2045 Fund (Service Class/MXRLX)	10.75%	7.19%	7.49%
MSCI ACWI Index	17.49%	10.06%	9.23%
Morningstar Lifetime Moderate 2045	12.86%	7.63%	7.94%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,134,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,134M
Total number of portfolio holdings	27
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.81%
Empower International Index Fund Institutional Class	11.16%
Empower Large Cap Value Fund Institutional Class	7.76%
Empower Large Cap Growth Fund Institutional Class	7.06%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.36%
Empower International Value Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.20%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	4.73%
Empower Emerging Markets Equity Fund Institutional Class	4.58%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.57%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Empower S&P 500 ® Index Fund Institutional Class	14.81%
Empower International Index Fund Institutional Class	11.16%
Empower Large Cap Value Fund Institutional Class	7.76%
Empower Large Cap Growth Fund Institutional Class	7.06%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.36%
Empower International Value Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.20%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	4.73%
Empower Emerging Markets Equity Fund Institutional Class	4.58%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.57%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2050 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2050 Fund
Class Name	Institutional Class
Trading Symbol	MXBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2050 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Institutional Class/MXBSX)	$ 59	0.56% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%	[7]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
Expenses Excluding Extraordinary Expenses, Percent	0.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 11.49%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 13.36% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2050 Fund (Institutional Class/MXBSX)	11.49%	7.77%	9.23%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2050	13.36%	7.88%	9.25%
(a)
Inception date was April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 424,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 424M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten
Holdings
Empower S&P 500 ® Index Fund Institutional Class	15.04%
Empower International Index Fund Institutional Class	11.99%
Empower Large Cap Value Fund Institutional Class	7.88%
Empower Large Cap Growth Fund Institutional Class	7.17%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.46%
Empower International Value Fund Institutional Class	6.39%
Empower International Growth Fund Institutional Class	5.59%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.16%
Empower Emerging Markets Equity Fund Institutional Class	5.07%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.06%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten
Holdings
Empower S&P 500 ® Index Fund Institutional Class	15.04%
Empower International Index Fund Institutional Class	11.99%
Empower Large Cap Value Fund Institutional Class	7.88%
Empower Large Cap Growth Fund Institutional Class	7.17%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.46%
Empower International Value Fund Institutional Class	6.39%
Empower International Growth Fund Institutional Class	5.59%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.16%
Empower Emerging Markets Equity Fund Institutional Class	5.07%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.06%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2050 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2050 Fund
Class Name	Investor Class
Trading Symbol	MXBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2050 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Investor Class/MXBOX)	$ 96	0.91% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%	[7]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
Expenses Excluding Extraordinary Expenses, Percent	0.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 11.14%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 13.36% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2050 Fund (Investor Class/MXBOX)	11.14%	7.42%	8.84%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2050	13.36%	7.88%	9.25%
(a)
Inception date was April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 424,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 424M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	15.04%
Empower International Index Fund Institutional Class	11.99%
Empower Large Cap Value Fund Institutional Class	7.88%
Empower Large Cap Growth Fund Institutional Class	7.17%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.46%
Empower International Value Fund Institutional Class	6.39%
Empower International Growth Fund Institutional Class	5.59%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.16%
Empower Emerging Markets Equity Fund Institutional Class	5.07%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.06%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	15.04%
Empower International Index Fund Institutional Class	11.99%
Empower Large Cap Value Fund Institutional Class	7.88%
Empower Large Cap Growth Fund Institutional Class	7.17%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.46%
Empower International Value Fund Institutional Class	6.39%
Empower International Growth Fund Institutional Class	5.59%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.16%
Empower Emerging Markets Equity Fund Institutional Class	5.07%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.06%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2050 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2050 Fund
Class Name	Service Class
Trading Symbol	MXBQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2050 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Service Class/MXBQX)	$ 107	1.01% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.01%	[7]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
Expenses Excluding Extraordinary Expenses, Percent	0.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 11.02%, as compared
to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 13.36% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2050 Fund (Service Class/MXBQX)	11.02%	7.28%	8.75%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2050	13.36%	7.88%	9.25%
(a)
Inception date was April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 424,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 424M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	15.04%
Empower International Index Fund Institutional Class	11.99%
Empower Large Cap Value Fund Institutional Class	7.88%
Empower Large Cap Growth Fund Institutional Class	7.17%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.46%
Empower International Value Fund Institutional Class	6.39%
Empower International Growth Fund Institutional Class	5.59%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.16%
Empower Emerging Markets Equity Fund Institutional Class	5.07%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.06%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	15.04%
Empower International Index Fund Institutional Class	11.99%
Empower Large Cap Value Fund Institutional Class	7.88%
Empower Large Cap Growth Fund Institutional Class	7.17%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.46%
Empower International Value Fund Institutional Class	6.39%
Empower International Growth Fund Institutional Class	5.59%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.16%
Empower Emerging Markets Equity Fund Institutional Class	5.07%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.06%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2055 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2055 Fund
Class Name	Institutional Class
Trading Symbol	MXZHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2055 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Institutional Class/MXZHX)	$ 60	0.57% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%	[8]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
Expenses Excluding Extraordinary Expenses, Percent	0.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 11.41%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 13.33% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2055 Fund (Institutional Class/MXZHX)	11.41%	7.71%	7.79%
MSCI ACWI Index	17.49%	10.06%	8.98%
Morningstar Lifetime Moderate 2055	13.33%	7.86%	7.83%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 608,000,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 700,000
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 608M
Total number of portfolio holdings	26
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.76%
Empower International Index Fund Institutional Class	12.41%
Empower Large Cap Value Fund Institutional Class	7.72%
Empower Large Cap Growth Fund Institutional Class	7.04%
Empower International Value Fund Institutional Class	6.61%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.33%
Empower International Growth Fund Institutional Class	5.79%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.42%
Empower Emerging Markets Equity Fund Institutional Class	5.39%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.38%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.76%
Empower International Index Fund Institutional Class	12.41%
Empower Large Cap Value Fund Institutional Class	7.72%
Empower Large Cap Growth Fund Institutional Class	7.04%
Empower International Value Fund Institutional Class	6.61%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.33%
Empower International Growth Fund Institutional Class	5.79%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.42%
Empower Emerging Markets Equity Fund Institutional Class	5.39%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.38%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2055 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2055 Fund
Class Name	Investor Class
Trading Symbol	MXWLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2055 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Investor Class/MXWLX)	$ 97	0.92% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%	[8]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
Expenses Excluding Extraordinary Expenses, Percent	0.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 11.10%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 13.33% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2055 Fund (Investor Class/MXWLX)	11.10%	7.35%	7.57%
MSCI ACWI Index	17.49%	10.06%	9.23%
Morningstar Lifetime Moderate 2055	13.33%	7.86%	8.03%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 608,000,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 700,000
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 608M
Total number of portfolio holdings	26
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.76%
Empower International Index Fund Institutional Class	12.41%
Empower Large Cap Value Fund Institutional Class	7.72%
Empower Large Cap Growth Fund Institutional Class	7.04%
Empower International Value Fund Institutional Class	6.61%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.33%
Empower International Growth Fund Institutional Class	5.79%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.42%
Empower Emerging Markets Equity Fund Institutional Class	5.39%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.38%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.76%
Empower International Index Fund Institutional Class	12.41%
Empower Large Cap Value Fund Institutional Class	7.72%
Empower Large Cap Growth Fund Institutional Class	7.04%
Empower International Value Fund Institutional Class	6.61%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.33%
Empower International Growth Fund Institutional Class	5.79%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.42%
Empower Emerging Markets Equity Fund Institutional Class	5.39%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.38%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2055 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2055 Fund
Class Name	Service Class
Trading Symbol	MXXLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2055 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Service Class/MXXLX)	$ 108	1.02% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.02%	[8]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
Expenses Excluding Extraordinary Expenses, Percent	0.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 11.00%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 13.33% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2055 Fund (Service Class/MXXLX)	11.00%	7.24%	7.48%
MSCI ACWI Index	17.49%	10.06%	9.23%
Morningstar Lifetime Moderate 2055	13.33%	7.86%	8.03%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 608,000,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 700,000
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 608M
Total number of portfolio holdings	26
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.76%
Empower International Index Fund Institutional Class	12.41%
Empower Large Cap Value Fund Institutional Class	7.72%
Empower Large Cap Growth Fund Institutional Class	7.04%
Empower International Value Fund Institutional Class	6.61%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.33%
Empower International Growth Fund Institutional Class	5.79%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.42%
Empower Emerging Markets Equity Fund Institutional Class	5.39%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.38%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.76%
Empower International Index Fund Institutional Class	12.41%
Empower Large Cap Value Fund Institutional Class	7.72%
Empower Large Cap Growth Fund Institutional Class	7.04%
Empower International Value Fund Institutional Class	6.61%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.33%
Empower International Growth Fund Institutional Class	5.79%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.42%
Empower Emerging Markets Equity Fund Institutional Class	5.39%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.38%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2060 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2060 Fund
Class Name	Institutional Class
Trading Symbol	MXGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2060 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Institutional Class/MXGUX)	$ 60	0.57% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%	[8]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
Expenses Excluding Extraordinary Expenses, Percent	0.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 11.33%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 13.15% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2060 Fund (Institutional Class/MXGUX)	11.33%	7.64%	8.30%
MSCI ACWI Index	17.49%	10.06%	10.52%
Morningstar Lifetime Moderate 2060	13.15%	7.77%	8.38%
(a) Inception date was May 1, 2019.

Performance Inception Date	May 01, 2019
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 91,000,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 100,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 91M
Total number of portfolio holdings	26
Total advisory fee paid	$ 0.1M
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.31%
Empower International Index Fund Institutional Class	12.72%
Empower Large Cap Value Fund Institutional Class	7.48%
Empower Large Cap Growth Fund Institutional Class	6.82%
Empower International Value Fund Institutional Class	6.79%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.14%
Empower International Growth Fund Institutional Class	5.94%
Empower Emerging Markets Equity Fund Institutional Class	5.68%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.67%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.63%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.31%
Empower International Index Fund Institutional Class	12.72%
Empower Large Cap Value Fund Institutional Class	7.48%
Empower Large Cap Growth Fund Institutional Class	6.82%
Empower International Value Fund Institutional Class	6.79%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.14%
Empower International Growth Fund Institutional Class	5.94%
Empower Emerging Markets Equity Fund Institutional Class	5.68%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.67%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.63%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2060 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2060 Fund
Class Name	Investor Class
Trading Symbol	MXGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2060 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Investor Class/MXGNX)	$ 97	0.92% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%	[8]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
Expenses Excluding Extraordinary Expenses, Percent	0.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 10.90%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 13.15% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2060 Fund (Investor Class/MXGNX)	10.90%	7.26%	7.92%
MSCI ACWI Index	17.49%	10.06%	10.52%
Morningstar Lifetime Moderate 2060	13.15%	7.77%	8.38%
(a) Inception date was May 1, 2019.

Performance Inception Date	May 01, 2019
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 91,000,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 100,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 91M
Total number of portfolio holdings	26
Total advisory fee paid	$ 0.1M
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.31%
Empower International Index Fund Institutional Class	12.72%
Empower Large Cap Value Fund Institutional Class	7.48%
Empower Large Cap Growth Fund Institutional Class	6.82%
Empower International Value Fund Institutional Class	6.79%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.14%
Empower International Growth Fund Institutional Class	5.94%
Empower Emerging Markets Equity Fund Institutional Class	5.68%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.67%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.63%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.31%
Empower International Index Fund Institutional Class	12.72%
Empower Large Cap Value Fund Institutional Class	7.48%
Empower Large Cap Growth Fund Institutional Class	6.82%
Empower International Value Fund Institutional Class	6.79%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.14%
Empower International Growth Fund Institutional Class	5.94%
Empower Emerging Markets Equity Fund Institutional Class	5.68%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.67%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.63%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2060 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2060 Fund
Class Name	Service Class
Trading Symbol	MXGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2060 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Service Class/MXGQX)	$ 108	1.02% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.02%	[8]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
Expenses Excluding Extraordinary Expenses, Percent	0.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 10.81%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 13.15% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2060 Fund (Service Class/MXGQX)	10.81%	7.18%	7.85%
MSCI ACWI Index	17.49%	10.06%	10.52%
Morningstar Lifetime Moderate 2060	13.15%	7.77%	8.38%
(a) Inception date was May 1, 2019.

Performance Inception Date	May 01, 2019
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 91,000,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 100,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 91M
Total number of portfolio holdings	26
Total advisory fee paid	$ 0.1M
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.31%
Empower International Index Fund Institutional Class	12.72%
Empower Large Cap Value Fund Institutional Class	7.48%
Empower Large Cap Growth Fund Institutional Class	6.82%
Empower International Value Fund Institutional Class	6.79%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.14%
Empower International Growth Fund Institutional Class	5.94%
Empower Emerging Markets Equity Fund Institutional Class	5.68%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.67%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.63%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.31%
Empower International Index Fund Institutional Class	12.72%
Empower Large Cap Value Fund Institutional Class	7.48%
Empower Large Cap Growth Fund Institutional Class	6.82%
Empower International Value Fund Institutional Class	6.79%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.14%
Empower International Growth Fund Institutional Class	5.94%
Empower Emerging Markets Equity Fund Institutional Class	5.68%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.67%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.63%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).
[2]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).
[3]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).
[4]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).
[5]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).
[6]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).
[7]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
[8]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).